ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)			6 Months Ended
	Aug. 08, 2024	Jul. 22, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	$ 8,825,368
Net loss			$ 1,381,918	$ 146,072
Accumulated deficit			3,895,665		$ 2,513,747
Net cash used in operating activities			$ 402,422	$ 301,203
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued		2,150,000
Shares issued price per share		$ 4.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued	56,342
Shares issued price per share	$ 4.00